JPMORGAN INCOME FUNDS

JPMorgan Bond Fund
(All Share Classes)
(a series of JPMorgan Trust I)

Supplement dated June 10, 2008
to the Prospectuses dated July 1, 2007,
as supplemented November 15, 2007

Portfolio Managers Changes.    The following paragraph replaces the relevant disclosure under the heading “Bond Fund” in “The Portfolio Managers” sub-section in “The Fund’s Management and Administration” section for the JPMorgan Bond Fund:

Bond Fund

Timothy N. Neumann, Managing Director and CFA charterholder, and William Eigen, Managing Director and CFA charterholder, are the lead portfolio managers who are responsible for the day-to-day management of the Fund. Mr. Neumann has been the portfolio manager for the Bond Fund since 2000. An employee of JPMIM since 1997, Mr. Neumann is the head of the New York portfolio manager group and lead portfolio manager for core investment grade strategies, working with the macro team and sector teams to deliver account-specific portfolio strategies. Mr. Eigen has been the head of Core Plus and Absolute Return Fixed Income strategies at JPMIM since April 2008. In addition to his role as portfolio manager for the Bond Fund, he has also served as a portfolio manager for Highbridge Capital Management, LLC (Highbridge), an indirect majority owned subsidiary of JPMorgan Chase & Co., since August 2005. Prior to his position with Highbridge, Mr. Eigen served as an analyst and lead portfolio manager at Fidelity Investments from 1994 to 2005 where he was responsible for managing multi-sector income strategies.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE

SUP-BOND-608

JPMORGAN INCOME FUNDS

JPMorgan Bond Fund
(a series of JPMorgan Trust I)

Supplement dated June 10, 2008
to the Statement of Additional Information dated July 1, 2007, as supplemented November 19, 2007

The following sections are added to the information in the Statement of Additional Information, dated July 1, 2007, as supplemented November 19, 2007, under the headings “Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers’ Ownership of Securities” with respect to the JPMorgan Bond Fund:

Portfolio Managers’ Other Accounts Managed

Non-Performance Based Fee Advisory Accounts (As of February 29, 2008)

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
JPMorgan Bond Fund
William Eigen	1	$840	1	$151	0	0

Performance Based Fee Advisory Accounts (As of February 29, 2008)

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
JPMorgan Bond Fund
William Eigen	0	0	0	0	0	0

Portfolio Managers’ Ownership of Securities (As of June 6, 2008)

Aggregate Dollar Range of Securities in the Fund
Fund	None	$1– $10,000	$10,001– $50,000	$50,001– $100,000	$100,001– $500,000	$500,001– $1,000,000	Over $1,000,000
JPMorgan Bond Fund
William Eigen	X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-BOND-608